12 Intangible assets (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about intangible assets [line items]
Balance at beginning	£ 12,379	£ 12,374
Additions
Balance at end		12,379	£ 12,374
IT and website costs [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning	10	5
Balance at end		10	5
Goodwill [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning	2,291	2,291
Balance at end		2,291	2,291
In-process research and development ("IPRD") [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning	10,078	10,078
Balance at end		10,078	10,078
Accumulated amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning	3,325	3,323	19,058
Amortisation charge for the year	10	3	434
Impairment	12,369
Foreign exchange	1	(1)	934
Disposals	(36)		(17,103)
Balance at end	15,669	3,325	3,323
Accumulated amortisation [member] | IT and website costs [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning	25	23	19
Amortisation charge for the year	10	3	3
Foreign exchange	1	(1)	1
Disposals	(36)
Balance at end		25	23
Accumulated amortisation [member] | Product and marketing rights [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning			15,739
Additions
Amortisation charge for the year			431
Foreign exchange			933
Disposals			(17,103)
Balance at end
Accumulated amortisation [member] | Goodwill [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning
Amortisation charge for the year
Impairment	2,291
Foreign exchange
Disposals
Balance at end	2,291
Accumulated amortisation [member] | In-process research and development ("IPRD") [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning	3,300	3,300	3,300
Additions
Amortisation charge for the year
Impairment	10,078
Foreign exchange
Disposals
Balance at end	13,378	3,300	3,300
Carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning	15,704	15,697	46,705
Additions		9
Foreign exchange	1	(2)	1,822
Disposals	(36)		(32,830)
Balance at end	15,669	15,704	15,697
Carrying amount [member] | IT and website costs [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning	35	28	27
Additions		9
Foreign exchange	1	(2)	1
Disposals	(36)
Balance at end		35	28
Carrying amount [member] | Product and marketing rights [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning			19,856
Additions
Foreign exchange			1,166
Disposals			(21,022)
Balance at end
Carrying amount [member] | Goodwill [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning	2,291	2,291	13,444
Additions
Foreign exchange			655
Disposals			(11,808)
Balance at end	2,291	2,291	2,291
Carrying amount [member] | In-process research and development ("IPRD") [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning	13,378	13,378	13,378
Additions
Foreign exchange
Disposals
Balance at end	£ 13,378	£ 13,378	£ 13,378